Accounts receivable	12 Months Ended
Dec. 31, 2023
Accounts receivable
Accounts receivable

7.           Accounts receivable

a.           The balance of accounts receivable is as follows:

	December 31,
	2023		2022		2021
Receivables	Ps.	1,315,385	Ps.	1,278,510	Ps.	1,106,002
Allowance for doubtful accounts (note 7 b.)		(16,986)		(12,400)		(20,332)
	Ps.	1,298,399	Ps.	1,266,110	Ps.	1,085,670

Accounts receivable represent principally the passenger charges (TUA) paid by each passenger (other than diplomats, infants, and transit passengers) using the airports operated by the Company. These TUA are collected by airlines and subsequently paid to the Company. As of December 31, 2023, 2022 and 2021, amounts receivable for passenger charges amounted to Ps.1,052,172, Ps.1,130,427 and Ps.952,522, respectively.

The Company’s management considers that the carrying amount of accounts receivable approximates its fair value given their short-term nature. No interest income is generated by any short-term account receivable. As of December 31, 2023, 2022 and 2021, the balance of the allowance for doubtful accounts was Ps.16,986, Ps.12,400 and Ps.20,332, respectively.

The following tables set forth a percentage of the principal customers that compose the accounts receivable (before allowance for doubtful accounts) as well as the revenues generated from the Company’s principal customers, which may represent a potential credit risk for the Company if the counterparty had financial and operating difficulties that would prevent them from being able to settle amounts due to the Company.

	December 31,
	2023	2022	2021
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	36.3	31.3	35.8
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	21.0	27.0	24.0
Aerolitoral, S. A. de C. V.	5.3	9.0	8.8
Aerovías de México, S. A. de C.V.	13.0	11.9	10.4

	Year ended December 31,
	2023	2022	2021
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	6.1	6.9	8.1
Aeroenlaces Nacionales, S. A. de C. V.	30.9	27.6	28.5
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	18.8	20.1	19.3
Aerovías de México, S. A. de C. V.	9.8	8.3	6.8

b.           The changes in the allowance for doubtful accounts are as follows:

	December 31,
	2023		2022		2021

Beginning balance	Ps.	12,400	Ps.	20,332	Ps.	20,759
Increase		5,767		4,711		646
Cancellation		—		(12,643)		—
Write-off		(1,181)		—		(1,073)
Ending balance	Ps.	16,986	Ps.	12,400	Ps.	20,332

The write-off of doubtful accounts is recognized once the Company has exhausted all means for collection of the account.

The movements in the estimate for customer impairment in 2023, with the expected loss model used by the Company, are presented below:

	Airports		Others		Total

Gross book value	Ps.	1,232,117	Ps.	83,268	Ps.	1,315,385
Collateral		2,322,645		30,650		2,353,295

Probability of default in range		0% - 100%		0% - 100%
Loss due to default range		0% - 100%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	12,004	Ps.	396	Ps.	12,400
Increase (decrease) in the provision		5,888		(121)		5,767
Write-off		(1,181)		—		(1,181)
Ending balance	Ps.	16,711	Ps.	275	Ps.	16,986